Consolidated Balance Sheet - CAD ($) $ in Millions		Jul. 31, 2024	Oct. 31, 2023
Assets
Cash and Cash Equivalents		$ 74,761	$ 77,934
Interest Bearing Deposits with Banks		3,562	4,109
Securities (Note 2)
Trading		168,099	123,718
Fair value through profit or loss		18,537	16,733
Fair value through other comprehensive income	[1]	81,456	62,819
Debt securities at amortized cost	[2]	117,869	116,814
Investments in associates and joint ventures		1,653	1,461
Securities, net		387,614	321,545
Securities Borrowed or Purchased Under Resale Agreements		118,005	115,662
Loans (Note 3)
Residential mortgages		186,512	177,250
Consumer instalment and other personal		92,555	104,042
Credit cards		13,437	12,294
Business and government		384,996	366,886
Loans gross of allowance for loan losses		677,500	660,472
Allowance for credit losses (Note 3)		(4,276)	(3,807)
Loans,net		673,224	656,665
Other Assets
Derivative instruments		36,834	39,976
Customers' liability under acceptances		495	8,111
Premises and equipment		6,249	6,241
Goodwill		16,641	16,728
Intangible assets		4,961	5,216
Current tax assets		1,456	2,052
Deferred tax assets		3,268	3,420
Receivable from brokers, dealers and clients		32,162	53,002
Other		41,238	36,345
Other assets		143,304	171,091
Total Assets		1,400,470	1,347,006
Liabilities and Equity
Deposits (Note 4)		965,239	910,879
Other Liabilities
Derivative instruments		49,488	50,193
Acceptances		495	8,111
Securities sold but not yet purchased		39,967	43,774
Securities lent or sold under repurchase agreements		125,326	106,108
Securitization and structured entities' liabilities		36,222	27,094
Payable to brokers, dealers and clients		34,525	53,754
Other		56,930	62,742
Other liabilities		342,953	351,776
Subordinated Debt		9,321	8,228
Total Liabilities		1,317,513	1,270,883
Equity
Contributed surplus		346	328
Retained earnings		45,451	44,006
Accumulated other comprehensive income		4,731	1,862
Total shareholders' equity		82,926	76,095
Non-controlling interest in subsidiaries (Note 5)		31	28
Total Equity		82,957	76,123
Total Liabilities and Equity		1,400,470	1,347,006
Preferred shares and other equity instruments (Note 5) [member]
Equity
Issued capital		8,487	6,958
Total Equity		8,487	6,958
Common shares (Note 5) [member]
Equity
Issued capital		23,911	22,941
Total Equity		$ 23,911	$ 22,941

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
[2]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).